Schedule of Valuation Allowance for Net Deferred Tax Assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year	¥ 378,709	¥ 202,978
Additions (deductions)	193,402	175,731
Valuation allowance at end of year	¥ 572,111	¥ 378,709